Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Accounts receivable	$139,125	$130,345
Less: Allowance for credit losses for accounts receivable	(2,861)	(3,045)
Total	$136,264	$127,300

Schedule of Movement of Allowance of Credit Losses for Accounts Receivable

Movement of allowance of credit losses for accounts receivable

	Years Ended December 31,
	2025	2014	2013
Beginning balance	$3,045	$3,269	$3,115
(Recovery of) provision for credit losses	(69)	(61)	608
Written-off	(180)	(117)	(401)
Foreign currency translation adjustments	65	(46)	(53)
Ending balance	$2,861	$3,045	$3,269